General and Administrative Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Schedule of General and Administrative Expenses
General and administrative expenses consisted of the following:

	Three months period ended March 31, 2019	Three months period ended March 31, 2018
Rent and Office Maintenance	$23,520	$31,726
Communication Expenses	1,975	3,701
Traveling and Conveyance	816	1,816
Professional Charges	5,024	10,971
Rates, Fees and Taxes	658	9,441
Bank Charges	1,234	2,613
Printing & Stationary	64	98
Bad Debt/ Balances written off	(12,392)	(15,420)
Other Miscellaneous Expenses	382	1,677
	$21,281	$46,623

General and administrative Expenses consisted of the following as of December 31, 2018 and December 31, 2017:

	Twelve Months Ended December 31,
	2018	2017
Rent and Office Maintenance	$97,671	$136,451
Communication Expenses	10,233	14,019
Traveling and Conveyance	5,055	13,992
Professional Charges	21,284	61,139
Rates, Fees and Taxes	13,732	3,049
Loss on sale of assets	7,059	-
Bank Charges	9,276	3,334
Printing & Stationary	1,560	1,649
Bad Debt/ Balances written off	129,896	228,877
Provision for doubtful accounts	-	74,535
Other Miscellaneous Expenses	9,985	4,832
	$305,751	$541,877